UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/99

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/11/99

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 25
Form 13F Information Table Value Total: 409,213,153
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CA
--------------------------      ---------------	-----	        -------
Abraxas Pete Corp		COM		003830106	1,040	 	489,500 	x				 489,500
Arch Chemicals Inc.		COM		03937R102	2,828	 	174,700 	x				 174,700
Columbia HCA Healthcare Corp.	COM		197677107	2,119	 	100,000 	x				 100,000
Corporate Express		COM		219888104	43,664	 	4,657,500 	x				 4,657,500
Grand Union Co.			COM		386532402	28,872	 	2,365,300 	x				 2,365,300
Great Atlantic & Pacific 	COM		390064103	3,031	 	100,000 	x				 100,000
Healthsouth Corp.		COM		421924101	1,225	 	200,000 	x				 200,000
Korea Telecom Corp. SP ADR	SPONSORED ADR 	50063P103	38,765	 	1,047,700 	x				 1,047,700
Mentor Corp.			COM		587188103	11,055	 	389,600 	x				 389,600
Mesabi Trust UBI		CFT BEN IN	590672101	1,454	 	528,900 	x				 528,900
Newcourt Cr Group Inc.		COM		650905102	71,844	 	5,500,000 	x				 5,500,000
Noble Affiliates Inc.		COM		654894104	11,922	 	411,100 	x				 411,100
Ocean Energy Inc.		COM NEW		67481E106	18,134	 	1,780,000 	x				 1,780,000
Paragon Trade Brands Inc.	COM		69912k107	117	 	555,000 	x				 555,000
Pepsi Bottling Group Inc.	COM		713409100	17,063	 	1,000,000 	x				 1,000,000
Quorum Health Group Inc.	COM		749084109	700	 	100,000 	x				 100,000
Snyder Communications Inc.	COM		832914105	12,234	 	805,500 	x				 805,500
Sun Healthcare Group Inc. 	Conv
6% 3/1/04 144A	SD CV 144A 6%04			866933AA2	31	 	6,277,000 	x				 6,277,000
Tenet Healthcare Corp.		COM		88033G100	25,905	 	1,475,000 	x				 1,475,000
U.S. Office Products Co.	COM NEW		912325305	3,108	 	896,000 	x				 896,000
Unilab Corp.			COM		904763109	143	 	25,100 		x				 25,100
Ventas Inc.			COM		92276F100	10,748	 	2,262,800 	x				 2,262,800
Vitro SA ADR			SPONS ADR 	928502301	5,750	 	1,394,000 	x				 1,394,000
Waste Management Inc.		COM		94106L109	97,463		5,063,000 	x				 5,063,000


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